Significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2024
Significant accounting policies
Summary of customers of prepayment, other current assets and vendors of total retail costs

	As of	As of
	December 31,	March 31,
	2023	2024
Vendor A	14%	17%